Subsequent Events	12 Months Ended
Mar. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 21- SUBSEQUENT EVENTS

On May 10, 2023, the Company entered into a Share Purchase Agreement (the “Disposition SPA”) with Umbrella Capital Investment Co., Ltd (the “Purchaser”), a British Virgin Islands company which is not affiliate of the Company of any of its directors or officers (the “Purchaser”) to dispose its social E-commerce business. Upon the closing of the transaction (the “Disposition”) contemplated by the Disposition SPA, the Purchaser will become the sole shareholder of HX Asia Investment Limited, HX China Investment Limited and Hexindai Hong Kong Limited (collectively as the “Targets”). Pursuant to the Disposition SPA, the Purchaser agreed to purchase the Targets in exchange for cash consideration of US$215,000 (the “Purchase Price”). The Closing of the Disposition is subject to the satisfaction or waiver of certain closing conditions including the payment of the Purchase Price, the receipt of a fairness opinion from an independent firm, and all consents required to be obtained from or made with any governmental authorities. The Disposition closed on May 19, 2023.